Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Capital reserve from securities measured at fair value through other comprehensive income	Total
Balance at Dec. 31, 2019	$ 10,425	$ 180,819	$ (3,490)	$ 8	$ 8,844	$ (359)	$ (61,073)	$ 145	$ 135,319
Net income							15,511		15,511
Other comprehensive income (loss)				243				(188)	55
Taxes effect				(17)		3		43	29
Total comprehensive income (loss)				226		3	15,511	(145)	15,595
Issuance of ordinary shares	1,217	23,684							24,901
Exercise and forfeiture of share-based payment into shares	61	5,147			(5,147)				61
Cost of share-based payment					853				853
Balance at Sep. 30, 2020	11,703	209,650	(3,490)	234	4,550	(356)	(45,562)		176,729
Balance at Dec. 31, 2019	10,425	180,819	(3,490)	8	8,844	(359)	(61,073)	145	135,319
Net income							17,140		17,140
Other comprehensive income (loss)				348		64		(188)	224
Taxes effect				1		(25)		43	19
Total comprehensive income (loss)				349		39	17,140	(145)	17,383
Issuance of ordinary shares	1,217	23,678							24,895
Exercise and forfeiture of share-based payment into shares	64	5,263			(5,263)				64
Cost of share-based payment					977				977
Balance at Dec. 31, 2020	11,706	209,760	(3,490)	357	4,558	(320)	(43,933)		178,638
Balance at Jun. 30, 2020	11,662	207,731	(3,490)	411	6,204	(356)	(52,397)		169,765
Net income							6,835		6,835
Other comprehensive income (loss)				(191)					(191)
Taxes effect				14					14
Total comprehensive income (loss)				(177)			6,835		6,658
Exercise and forfeiture of share-based payment into shares	41	1,919			(1,919)				41
Cost of share-based payment					265				265
Balance at Sep. 30, 2020	11,703	209,650	(3,490)	234	4,550	(356)	(45,562)		176,729
Balance at Dec. 31, 2020	11,706	209,760	(3,490)	357	4,558	(320)	(43,933)		178,638
Net income							2,779		2,779
Other comprehensive income (loss)				(322)					(322)
Taxes effect
Total comprehensive income (loss)				(322)			2,779		2,457
Exercise and forfeiture of share-based payment into shares	14	245			(245)				14
Cost of share-based payment					504				504
Balance at Sep. 30, 2021	11,720	210,005	(3,490)	35	4,817	(320)	(41,154)		181,613
Balance at Jun. 30, 2021	11,716	209,942	(3,490)	58	4,746	(320)	(40,309)		182,343
Net income							(845)		(845)
Other comprehensive income (loss)				(23)					(23)
Taxes effect
Total comprehensive income (loss)				(23)			(845)		(868)
Exercise and forfeiture of share-based payment into shares	4	63			(63)				4
Cost of share-based payment					134				134
Balance at Sep. 30, 2021	$ 11,720	$ 210,005	$ (3,490)	$ 35	$ 4,817	$ (320)	$ (41,154)		$ 181,613